Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2020	2019
	€ in thousands
Cash	37,887	24,948
On call deposits	28,958	19,561
Cash and cash equivalents	66,845	44,509

Cash and cash equivalents in the statement of cash flows	66,845	44,509